Accrued Expenses and Other Payables (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accrued Expenses and Other Payables [Line Items]
Value-added tax payable	$ 3,824,307	$ 4,016,656
Interest free loans	$ 553,994
Maturity date	Feb. 20, 2025
Third Parties [Member]
Accrued Expenses and Other Payables [Line Items]
Interest free loans	$ 55,399